Other receivables and prepaid expenses	12 Months Ended
Dec. 31, 2022
Disclosure of other receivables and prepaid expenses [Abstract]
Other receivables and prepaid expenses

Note 15 - Other receivables and prepaid expenses

	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Prepaid expenses	363	368	103
Income receivables	195	8	55
Advances to suppliers	2,563	2,263	728
Government authorities	-	261	-
Others	1,835	2,039	521
	4,956	4,939	1,407